Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 575,224,250.00
Previously Paid Amount	0.00
Total Fee Amount	79,438.47
Total Offset Amount	0.00
Net Fee	79,438.47
Narrative - Max Aggregate Offering Price	$ 575,224,250.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true